Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (6,261)	$ (620)
Total property and equipment, net	288,610	152,645
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,526	7,277
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	77,949	57,362
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,153	9,581
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	133,666	78,174
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,577	$ 871